Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 1,590	$ 1,820
Other comprehensive loss, net of tax-related effects:
Unrealized holding losses on securities designated as available for sale during the year, net of tax benefits of $(0) and $(1) in 2022 and 2021, respectively		(2)
Comprehensive income	$ 1,590	$ 1,818